PRIVATE PLACEMENT (Details Narrative)	Feb. 08, 2022 USD ($) $ / shares shares	Jan. 27, 2022 USD ($) $ / shares shares	Feb. 18, 2021	Mar. 31, 2024 ₪ / shares
Subsidiary, Sale of Stock [Line Items]
Share issued price per share | ₪ / shares				₪ 0.00286
Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Number of private units sold, shares	4,500
Ordinary share, description		Each whole Private Placement Unit consisted of one Class A ordinary share, one-half of one warrant (the “Private Warrant”) and one right (the “Private Rights”).
Keyarch Acquisition Corporation [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of private units sold, shares	40,500
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary share, description			the Company, exercisable for a price per share at 120% of a the share price that would be determined at the IPO and for a period of five years
IPO [Member] | Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Number of private units sold, shares		500,000
Share issued price per share | $ / shares		$ 10.00
Private Placement [Member] | Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Number of private units sold, shares	45,000
Share issued price per share | $ / shares	$ 10.00	$ 10.00
Gross proceeds | $	$ 450,000	$ 5,000,000
Private Placement [Member] | Keyarch Acquisition Corporation [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of private units sold, shares		450,000
Private Placement [Member] | Keyarch Acquisition Corporation [Member] | Early Bird Capital Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Number of private units sold, shares		50,000